Inventories - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Inventory Disclosure [Abstract]
Inventory write-down	¥ 15,661	$ 2,250	¥ 1,059	¥ 81